Inventories	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories
Note	16 | Inventories

	12.31.23	12.31.22

Supplies and spare-parts	39,816	20,047
Advance to suppliers	-	1
Total inventories	39,816	20,048